Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories
8.	Inventories

Inventories as of December 31, 2020 and December 31, 2019 consisted of the following:

	December 31, 2020	December 31, 2019
Bunkers	$521	$251
Lubricants	4,223	4,331
Stores	1,291	777
Victualling	281	236
Total	$6,316	$5,595